Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2013
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement -- [Text Block]	jhvit_SupplementTextBlock_04

John Hancock Variable Insurance Trust

Supplement dated November 4, 2013

to the Prospectus dated April 29, 2013

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(collectively, the "Lifestyle PS Series")

Lifestyle Balanced PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%
Series II	0.04%	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%
Series NAV[5]	0.04%	0.00%	0.06%	0.74%	0.84%	-0.02%	0.82%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Balanced PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.74% to 0.56% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.87% to 0.69% for Series I, from 1.07% to 0.89% for Series II and from 0.82% to 0.64% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Conservative PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%
Series II	0.04%	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%
Series NAV[5]	0.04%	0.00%	0.15%	0.69%	0.88%	-0.11%	0.77%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Conservative PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.69% to 0.60% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.82% to 0.73% for Series I, from 1.02% to 0.93% for Series II and from 0.77% to 0.68% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Growth PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%
Series II	0.04%	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%
Series NAV[5]	0.04%	0.00%	0.06%	0.77%	0.87%	-0.02%	0.85%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Growth PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.77% to 0.53% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.90% to 0.66% for Series I, from 1.10% to 0.86% for Series II and from 0.85% to 0.61% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Lifestyle Moderate PS Series

The information found under "Annual Fund Operating Expenses" has been amended and restated as follows:

Share Class	Management Fee[1]	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[2]	Total Annual Fund Operating Expenses	Contractual Expense Reimbursement[3]	Total Annual Fund Operating Expenses after Expense Reimbursements[4]
Series I5	0.04%	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%
Series II	0.04%	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%
Series NAV[5]	0.04%	0.00%	0.11%	0.72%	0.87%	-0.07%	0.80%

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[2] "Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

[3] The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] Effective October 10, 2013, the underlying funds for the Lifestyle Moderate PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.72% to 0.57% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.85% to 0.70% for Series I, from 1.05% to 0.90% for Series II and from 0.80% to 0.65% for Series NAV.

[5] For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Balanced PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Balanced PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.87%	[1],[5]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Balanced PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.07%	[5]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Balanced PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[1],[5]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Conservative PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Conservative PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[1],[6]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Conservative PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.02%	[6]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Conservative PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[1],[6]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Growth PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Growth PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1],[7]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Growth PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[7]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Growth PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1],[7]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Moderate PS Series)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Moderate PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1],[8]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Moderate PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[8]
(JHVIT - 497 Supplement Supplement dated November 4, 2013) | (Lifestyle Moderate PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.04%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Contractual Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[1],[8]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2013.
[3]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Annual Fund Operating Expenses". The Total Annual Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	The Advisor has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Effective October 10, 2013, the underlying funds for the Lifestyle Balanced PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.74% to 0.56% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.87% to 0.69% for Series I, from 1.07% to 0.89% for Series II and from 0.82% to 0.64% for Series NAV.
[6]	Effective October 10, 2013, the underlying funds for the Lifestyle Conservative PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.69% to 0.60% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.82% to 0.73% for Series I, from 1.02% to 0.93% for Series II and from 0.77% to 0.68% for Series NAV.
[7]	Effective October 10, 2013, the underlying funds for the Lifestyle Growth PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.77% to 0.53% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.90% to 0.66% for Series I, from 1.10% to 0.86% for Series II and from 0.85% to 0.61% for Series NAV.
[8]	Effective October 10, 2013, the underlying funds for the Lifestyle Moderate PS Series were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing "Acquired Fund Fees and Expenses" from 0.72% to 0.57% and "Total Annual Fund Operating Expenses after Expense Reimbursement" from 0.85% to 0.70% for Series I, from 1.05% to 0.90% for Series II and from 0.80% to 0.65% for Series NAV.